Expense Example, No Redemption (Vanguard Large-Cap Index Fund Participant)	Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293